INVESTMENT IN MARKETABLE SECURITIES (Details Narrative) - USD ($)	Jul. 19, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 27, 2021	Dec. 31, 2020	Dec. 09, 2020	Nov. 03, 2020	Oct. 16, 2018	Jul. 30, 2018	May 17, 2018
Investment amount		$ 89,001	$ 577,035		$ 66,484
Stockholders equity reverse stock split	the company’s common stock at the ratio of 10-for-1 effective July 28, 2022. Under the reverse stock split, each 10 pre-split share of common stock outstanding will automatically combine into 1 new share of common stock of the company
Greenpro Capital Corp. [Member]
Investment in securities, shares	11,665	116,646						33,333	20	83,333
Investment amount								$ 1,000	$ 125	$ 500,000
Purchased price per shares								$ 0.03	$ 6.2613	$ 6
DSwiss Inc [Member]
Investment in securities, shares						16,663	6,667
Investment amount						$ 83,315	$ 76,671
Purchased price per shares						$ 5	$ 11.50
SEATech Ventures Corp [Member]
Investment in securities, shares				11,665
Investment amount				$ 18,874
Purchased price per shares				$ 1.62